UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-3481

General Municipal Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	11/30/11

FORM N-CSR

Item 1.                        Reports to Stockholders.

General Municipal

Money Market Fund

ANNUAL REPORT November 30, 2011

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The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views.These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

Contents

THE FUND
2	A Letter from the Chairman and CEO
3	Discussion of Fund Performance
6	Understanding Your Fund’s Expenses
6	Comparing Your Fund’s Expenses
With Those of Other Funds
7	Statement of Investments
20	Statement of Assets and Liabilities
21	Statement of Operations
22	Statement of Changes in Net Assets
23	Financial Highlights
25	Notes to Financial Statements
34	Report of Independent Registered
Public Accounting Firm
35	Important Tax Information
36	Information About the Renewal of
the Fund’s Management Agreement
40	Board Members Information
42	Officers of the Fund

FOR MORE INFORMATION

Back Cover

General Municipal
Money Market Fund

The Fund

A LETTER FROM THE CHAIRMAN AND CEO

Dear Shareholder:

We present to you this annual report for General Municipal Money Market Fund, covering the 12-month period from December 1, 2010, through November 30, 2011. For information about how the fund performed during the reporting period, as well as general market perspectives, we provide a Discussion of Fund Performance on the pages that follow.

The financial markets proved volatile during the reporting period as investors struggled with persistently sluggish global economic growth and persistent sovereign debt concerns. Consequently, the broad international stock market generally lost value in 2011, while U.S. equities fared far better.Among fixed income assets, the escalating European debt crisis sparked a “flight to quality,” in which investors flocked to traditional safe haven assets, such as U.S. government securities. These developments, along with moderate near-term inflation risks, drove longer-term U.S. government securities sharply higher. Shorter-term U.S. government bonds, however, also advanced, but to a much lesser degree. In addition, municipal bonds also performed well, as robust demand from investors seeking higher relative after-tax yields supported bond prices in a limited supply environment.

The global economic outlook currently remains clouded by uncertainty regarding the ability of European policymakers to contain the region’s debt crisis. Meanwhile, conditions in other parts of the world seem to be improving as inflationary pressures have receded in the emerging markets and consumer confidence has strengthened in the United States.To assess the potential impact of these and other developments on your investments, we encourage you, as always, to speak with your financial advisor.

Thank you for your continued confidence and support.

Jonathan R. Baum
Chairman and Chief Executive Officer
The Dreyfus Corporation
December 15, 2011

DISCUSSION OF FUND PERFORMANCE

For the period of December 1, 2010, through November 30, 2011, as provided by Colleen Meehan, Senior Portfolio Manager

Fund and Market Performance Overview

For the 12-month period ended November 30, 2011, General Municipal Money Market Fund’s Class A and Class B shares produced yields of 0.00% and 0.00%, respectively.Taking into account the effects of compounding, the fund’s Class A and Class B shares produced effective yields of 0.00% and 0.00%, respectively.1

Tax-exempt money market yields remained stable at historically low levels during the reporting period as short-term interest rates were unchanged in a faltering U.S. economy.

The Fund’s Investment Approach

The fund seeks to maximize current income exempt from federal personal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund’s net assets in high-quality short-term municipal obligations throughout the United States and its territories that provide income exempt from federal personal income tax. Second, we actively manage the fund’s average maturity based on our anticipation of supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles while anticipating liquidity needs.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the fund’s average maturity if purchased. If we anticipate limited new-issue supply, we may then look to extend the fund’s average maturity to maintain

The Fund 3

DISCUSSION OF FUND PERFORMANCE (continued)

then-current yields for as long as we believe practical.At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

Yields Stay Steady Despite Shifting Economic Sentiment

Although a U.S. economic recovery seemed to gain momentum early in the reporting period, headwinds intensified in February 2011, when energy prices surged amid unrest in the Middle East, and in March, when natural and nuclear disasters in Japan disrupted the global industrial supply chain.

Investor sentiment deteriorated further in late April, when Greece appeared headed for default on its sovereign debt and fiscal pressures intensified for other members of the European Union. In the United States, high unemployment and weak housing markets threatened the economic recovery, and a contentious political debate regarding U.S. government spending and borrowing intensified.

Volatility in stock and bond markets was especially severe in August and September, after Standard & Poor’s downgraded its credit rating on long-term U.S. debt securities. Ironically, U.S. government securities rallied strongly during a “flight to quality” in the wake of the downgrade. October and November saw a partial reversal of this trend, as riskier securities that were punished in late summer rebounded and traditional safe havens gave back some of their previous gains when some macroeconomic concerns seemed to ease.

Throughout the reporting period, and as it has since December 2008, the Federal Reserve Board (the “Fed”) maintained an aggressively accommodative policy stance, leaving the overnight federal funds rate in a range between 0% and 0.25%. Consequently, municipal money market yields remained near zero percent.

The supply of newly issued municipal money market instruments trended downward during the reporting period, in part due to political pressure to reduce government spending and borrowing. Meanwhile, demand remained steady from individuals seeking to shelter income from rising state taxes and institutional investors searching for alternatives to low yielding taxable money market instruments.

From a credit-quality perspective, many states and municipalities have reduced spending, and tax receipts have trended up, helping to relieve budget pressures for many state governments.

A Credit-Conscious Investment Posture

As we have for some time, we have maintained a conservative investment posture during the reporting period, emphasizing direct, high-quality municipal obligations and commercial paper deemed creditworthy by our analysts.We favored instruments backed by pledged tax appropriations or dedicated revenues, but we generally shied away from general obligation debt and instruments issued by localities that depend heavily on state aid.We maintained the fund’s weighted average maturity in a range that is roughly in line with industry averages.

Outlook Clouded by Economic Uncertainty

The U.S. economy has continued to grow despite investors’ concerns about a potential return to recession, but the outlook for 2012 remains cloudy due to the unknown ramifications of the European debt crisis and uncertainty regarding U.S. fiscal policy. However, the Fed has signaled that it is prepared to maintain short-term interest rates near historical lows “at least through mid-2013.” With money market yields likely to remain near historical lows, we believe that the prudent course continues to be an emphasis on preservation of capital and liquidity.

December 15, 2011

An investment in the fund is not insured or guaranteed by the FDIC or any other government agency.Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Short-term municipal securities holdings involve credit and liquidity risks and risk of principal loss.

1 Effective yield is based upon dividends declared daily and reinvested monthly. Past performance is no guarantee of future results.Yields fluctuate. Income may be subject to state and local taxes, and some income may be subject to the federal alternative minimum tax (AMT) for certain investors.
Yields provided for the fund’s Class A and Class B shares reflect the absorption of certain fund expenses by The Dreyfus Corporation pursuant to a voluntary undertaking that may be extended, terminated or modified at any time. Had these expenses not been absorbed, fund yields for Class
A and Class B would have been lower.

The Fund 5

UNDERSTANDING YOUR FUND’S EXPENSES (Unaudited)

As a mutual fund investor, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds.You also may pay one-time transaction expenses, including sales charges (loads) and redemption fees, which are not shown in this section and would have resulted in higher total expenses. For more information, see your fund’s prospectus or talk to your financial adviser.

Review your fund’s expenses

The table below shows the expenses you would have paid on a $1,000 investment in General Municipal Money Market Fund from June 1, 2011 to November 30, 2011. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns and expenses.

Expenses and Value of a $1,000 Investment
assuming actual returns for the six months ended November 30, 2011

	Class A	Class B
Expenses paid per $1,000†	$1.00	$1.00
Ending value (after expenses)	$1,000.00	$1,000.00

COMPARING YOUR FUND’S EXPENSES WITH THOSE OF OTHER FUNDS (Unaudited)

Using the SEC’s method to compare expenses

The Securities and Exchange Commission (SEC) has established guidelines to help investors assess fund expenses. Per these guidelines, the table below shows your fund’s expenses based on a $1,000 investment, assuming a hypothetical 5% annualized return. You can use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds.All mutual fund shareholder reports will provide this information to help you make this comparison. Please note that you cannot use this information to estimate your actual ending account balance and expenses paid during the period.

Expenses and Value of a $1,000 Investment
assuming a hypothetical 5% annualized return for the six months ended November 30, 2011

	Class A	Class B
Expenses paid per $1,000†	$1.01	$1.01
Ending value (after expenses)	$1,024.07	$1,024.07

† Expenses are equal to the fund’s annualized expense ratio of .20% for Class A and .20% for Class B, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

STATEMENT OF INVESTMENTS
November 30, 2011

Short-Term	Coupon	Maturity	Principal
Investments—100.7%	Rate (%)	Date	Amount ($)		Value ($)
Alabama—2.8%
Tuscaloosa County Industrial
Development Authority, Gulf
Opportunity Zone Revenue (Hunt
Refining Project) (LOC;
JPMorgan Chase Bank)	0.19	12/7/11	20,000,000	[a]	20,000,000
California—2.3%
California Pollution Control
Financing Authority, SWDR
(Marin Sanitary Service
Project) (LOC; Comerica Bank)	0.20	12/7/11	6,355,000	[a]	6,355,000
California Pollution Control
Financing Authority, SWDR
(Napa Recycling and Waste
Services, LLC Project)
(LOC; Union Bank NA)	0.20	12/7/11	5,100,000	[a]	5,100,000
California Statewide Communities
Development Authority,
Revenue, CP (Kaiser Permanente)	0.23	3/27/12	5,000,000		5,000,000
Colorado—5.9%
Branch Banking and Trust Municipal
Trust Co. (City and County of
Denver, Airport System Revenue)
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.17	12/7/11	10,160,000	[a,b,c]	10,160,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; FHLB)	0.15	12/7/11	12,500,000	[a]	12,500,000
Colorado Housing and Finance
Authority, SFMR (Liquidity
Facility; Royal Bank of Canada)	0.15	12/7/11	9,010,000	[a]	9,010,000
Southern Ute Indian Tribe of the
Southern Ute Indian
Reservation, Revenue	0.12	12/7/11	9,765,000	[a]	9,765,000

The Fund 7

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Florida—5.0%
Branch Banking and Trust Municipal
Trust Co. (Miami-Dade County,
Aviation Revenue (Miami
International Airport))
(Liquidity Facility; Branch
Banking and Trust Co. and LOC;
Branch Banking and Trust Co.)	0.15	12/7/11	10,090,000	[a,b,c]	10,090,000
Florida Housing Finance Agency,
Housing Revenue (Caribbean Key
Apartments Project) (LOC; FNMA)	0.15	12/7/11	10,520,000	[a]	10,520,000
Florida Local Government Finance
Commission, Pooled Loan
Program Revenue, CP (LOC;
Wells Fargo Bank)	0.23	12/6/11	6,975,000		6,975,000
Sunshine State Government
Financing Commission, Revenue,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.20	12/8/11	8,000,000		8,000,000
Georgia—2.1%
Atlanta,
Airport Revenue, CP (LOC;
Wells Fargo Bank)	0.23	12/6/11	12,000,000		12,000,000
Georgia Municipal Gas Authority,
Gas Revenue (Gas
Portfolio III Project)	2.00	11/13/12	3,000,000		3,044,878
Illinois—4.9%
Illinois Development Finance
Authority, Revenue (Evanston
Northwestern Healthcare
Corporation) (Liquidity
Facility; Wells Fargo Bank)	0.09	12/1/11	15,000,000	[a]	15,000,000
Illinois Educational Facilities
Authority, Revenue (Saint
Xavier University Project)
(LOC; Bank of America)	0.15	12/7/11	9,005,000	[a]	9,005,000
Illinois Toll Highway Authority,
Toll Highway Senior Revenue,
Refunding (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.22	12/7/11	11,000,000	[a]	11,000,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Indiana—1.9%
Indiana Finance Authority,
Revenue, Refunding (Trinity
Health Credit Group)	0.10	12/7/11	8,700,000	[a]	8,700,000
Puttable Floating Option Tax
Exempt Receipts (Indiana
Health Facility Financing
Authority, Hospital
Improvement Revenue,
Refunding (Community
Hospitals Projects)) (Liquidity
Facility; Bank of America and
LOC; Bank of America)	0.45	12/7/11	5,000,000	[a,b,c]	5,000,000
Iowa—.3%
Iowa Higher Education Loan
Authority, Revenue, BAN
(William Penn University Project)	1.50	12/1/11	2,000,000		2,000,000
Kentucky—1.6%
Kentucky Economic Development
Finance Authority, HR (Baptist
Healthcare System Obligated
Group) (LOC; JPMorgan
Chase Bank)	0.09	12/1/11	6,600,000	[a]	6,600,000
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.50	12/1/11	5,000,000		5,000,000
Louisiana—7.4%
Ascension Parish,
Revenue (BASF
Corporation Project)	0.27	12/7/11	10,000,000	[a]	10,000,000
Ascension Parish,
Revenue, CP (BASF SE)	0.36	2/10/12	5,000,000		5,000,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Nicholls
State University Student
Housing/Nicholls State
University Facilities
Corporation Project) (Insured;
Assured Guaranty Municipal
Corp. and LOC; FHLB)	0.24	12/7/11	10,000,000	[a]	10,000,000

The Fund 9

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Louisiana (continued)
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	12/1/11	7,800,000	[a]	7,800,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.07	12/1/11	9,915,000	[a]	9,915,000
Louisiana Public Facilities
Authority, Revenue (Air
Products and Chemicals Project)	0.08	12/1/11	8,000,000	[a]	8,000,000
Louisiana Public Facilities
Authority, Revenue (Blood
Center Properties, Inc. Project)
(LOC; JPMorgan Chase Bank)	0.25	12/7/11	1,100,000	[a]	1,100,000
Maryland—2.2%
Maryland,
GO Notes (State and Local
Facilities Loan)	5.00	3/1/12	1,190,000		1,204,371
Maryland Economic Development
Corporation, Revenue (CWI
Limited Partnership Facility)
(LOC; M&T Trust)	0.24	12/7/11	3,370,000	[a]	3,370,000
Maryland Industrial Development
Financing Authority, Revenue
(Mercy High School Facility)
(LOC; M&T Trust)	0.24	12/7/11	2,670,000	[a]	2,670,000
Maryland Stadium Authority,
Sports Facilities LR,
Refunding (Football Stadium
Issue) (Liquidity Facility;
Sumitomo Mitsui Banking Corp.)	0.11	12/7/11	8,000,000	[a]	8,000,000
Massachusetts—1.4%
Beverly,
GO Notes, BAN	1.00	2/22/12	7,000,000		7,011,760
Northampton,
GO Notes, BAN	1.50	2/10/12	3,000,000		3,004,893
Michigan—3.8%
Michigan Hospital Finance
Authority, Revenue (Healthcare
Equipment Loan Program)
(LOC; Bank of America)	0.21	12/7/11	1,450,000	[a]	1,450,000

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Michigan (continued)
Michigan Strategic Fund,
LOR (Extruded Aluminum
Corporation Project)
(LOC; Comerica Bank)	0.24	12/7/11	7,705,000	[a]	7,705,000
Oakland County Economic
Development Corporation, LOR
(Three M Tool and Machine, Inc.
Project) (LOC; Comerica Bank)	0.24	12/7/11	7,675,000	[a]	7,675,000
University of Michigan,
CP	0.16	12/7/11	10,000,000		10,000,000
Minnesota—.7%
University of Minnesota,
CP	0.15	1/18/12	5,000,000		5,000,000
Mississippi—1.4%
Mississippi Business Finance
Corporation, Revenue,
Refunding (Renaissance at
Colony Park, LLC Refunding
Project) (LOC; FHLB)	0.14	12/7/11	9,800,000	[a]	9,800,000
Missouri—2.7%
Missouri Development Finance
Board, LR, CP (LOC; U.S. Bank NA)	0.18	12/20/11	12,000,000		12,000,000
Platte County Industrial
Development Authority, IDR
(Complete Home Concepts
Project) (LOC; U.S. Bank NA)	0.17	12/7/11	6,800,000	[a]	6,800,000
Nebraska—.4%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.14	12/7/11	3,000,000	[a]	3,000,000
Nevada—3.4%
Clark County,
Airport System Subordinate
Lien Revenue (LOC; Royal
Bank of Canada)	0.11	12/7/11	8,105,000	[a]	8,105,000
Las Vegas Valley Water District,
CP (Liquidity Facility;
JPMorgan Chase Bank)	0.14	12/12/11	10,000,000		10,000,000

The Fund 11

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Nevada (continued)
Las Vegas Valley Water District,
CP (LOC; Wells Fargo Bank)	0.18	2/9/12	6,000,000		6,000,000
New Hampshire—1.3%
New Hampshire Business Finance
Authority, Revenue (Littleton
Regional Hospital Issue)
(LOC; TD Bank)	0.16	12/1/11	2,500,000	[a]	2,500,000
New Hampshire Health and Education
Facilities Authority, Revenue
(The Derryfield School Issue)
(LOC; RBS Citizens NA)	0.22	12/7/11	6,970,000	[a]	6,970,000
New Jersey—.3%
Montclair Township,
Temporary Notes	1.50	3/9/12	2,000,000		2,002,674
New York—2.8%
Harborfields Central School
District of Greenlawn, GO
Notes, TAN	1.00	6/22/12	5,000,000		5,016,931
Metropolitan Transportation
Authority, Transportation
Revenue, CP (LOC; Citibank NA)	0.17	1/17/12	5,000,000		5,000,000
New York State Housing Finance
Agency, Housing Revenue (2180
Broadway Housing Project)
(LOC; Wells Fargo Bank)	0.10	12/7/11	3,000,000	[a]	3,000,000
New York State Housing Finance
Agency, Housing Revenue
(Avalon Bowery Place II) (LOC;
Bank of America)	0.20	12/7/11	7,000,000	[a]	7,000,000
North Carolina—.7%
North Carolina Medical Care
Commission, Health Care
Facility Revenue (Merlots
Program) (Providence Place
Retirement Community Nursing
Home Project) (Liquidity
Facility; Wells Fargo Bank
and LOC; GNMA)	0.14	12/7/11	4,680,000	[a,b,c]	4,680,000
Ohio—1.9%
Akron,
GO Notes, BAN (Various Purpose)	1.13	11/15/12	2,000,000		2,009,962

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Ohio (continued)
Montgomery County
Revenue (Catholic Health
Initiatives) (Liquidity
Facility; U.S. Bank NA)	0.12	12/7/11	7,000,000	[a]	7,000,000
Stark County Port Authority,
Revenue (Community Action
Agency Project) (LOC;
JPMorgan Chase Bank)	0.22	12/7/11	390,000	[a]	390,000
Union Township,
GO Notes, BAN (Various Purpose)	1.13	9/12/12	4,000,000		4,014,731
Pennsylvania—6.7%
Emmaus General Authority
(Pennsylvania Variable Rate
Loan Program) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
Wells Fargo Bank)	0.17	12/7/11	18,400,000	[a]	18,400,000
Horizon Hospital System Authority,
Senior Health and Housing
Facilities Revenue (Saint Paul
Homes Project) (LOC; M&T Trust)	0.19	12/7/11	5,550,000	[a]	5,550,000
Montgomery County Industrial
Development Authority, Revenue
(Waverly Heights Limited
Project) (LOC; M&T Trust)	0.15	12/7/11	5,000,000	[a]	5,000,000
Pennsylvania Housing Finance
Agency, SFMR (Liquidity
Facility; Barclays Bank PLC)	0.14	12/7/11	9,000,000	[a]	9,000,000
Pittsburgh and Allegheny County
Sports and Exhibition
Authority, Commonwealth LR
(Insured; Assured Guaranty
Municipal Corp. and Liquidity
Facility; PNC Bank NA)	0.16	12/7/11	9,795,000	[a]	9,795,000
South Carolina—2.1%
Darlington County School District,
GO Notes	1.25	5/1/12	3,000,000		3,011,459
South Carolina Association of
Governmental Organizations, COP	1.00	3/1/12	3,350,000		3,355,426
South Carolina Association of
Governmental Organizations, COP	1.50	4/13/12	8,500,000		8,539,332

The Fund 13

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Tennessee—6.0%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.15	12/7/11	15,450,000	[a]	15,450,000
Industrial Development Board of
Blount County and the Cities
of Alcoa and Maryville, Local
Government Public Improvement
Revenue (Maryville Civic Arts
Center Project) (LOC; Branch
Banking and Trust Co.)	0.13	12/7/11	2,000,000	[a]	2,000,000
Knox County Health, Educational
and Housing Facility Board,
Hospital Facilities Revenue
(Catholic Healthcare Partners)
(LOC; U.S. Bank NA)	0.10	12/7/11	4,300,000	[a]	4,300,000
Sevier County Public Building
Authority, Local Government
Public Improvement Revenue
(LOC; Bank of America)	0.18	12/7/11	10,000,000	[a]	10,000,000
Tennessee,
CP (Tennessee Consolidated
Retirement System)	0.15	12/1/11	10,500,000		10,500,000
Texas—23.8%
Edgewood Independent School
District, GO Notes, Refunding
(LOC; Permanent School Fund
Guarantee Program)	5.25	2/15/12	1,795,000		1,813,644
El Paso Independent School
District, Unlimited Tax School
Building Bonds (Liquidity
Facility; JPMorgan Chase Bank
and LOC; Permanent School
Fund Guarantee Program)	0.23	12/7/11	10,000,000		10,000,000
Gulf Coast Waste Disposal
Authority, SWDR
(Air Products Project)	0.18	12/7/11	5,000,000	[a]	5,000,000
Harris County,
GO Notes, TAN	1.50	2/29/12	15,000,000		15,049,460

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
Hunt Memorial Hospital District,
Revenue (Insured; Assured
Guaranty Municipal Corp. and
Liquidity Facility; JPMorgan
Chase Bank)	0.25	12/7/11	4,230,000	[a]	4,230,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.32	12/29/11	1,700,000		1,700,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.50	12/29/11	14,700,000		14,700,000
North Texas Higher Education
Authority, Inc., Student Loan
Revenue (LOC: Bank of America
and Lloyds TSB Bank LLC)	0.22	12/7/11	16,000,000	[a]	16,000,000
North Texas Tollway Authority,
Revenue, CP (LOC;
Bank of America)	0.23	12/6/11	5,300,000		5,300,000
Port of Port Arthur Navigation
District, Revenue, CP (BASF SE)	0.36	2/10/12	5,000,000		5,000,000
Puttable Floating Option Tax
Exempt Receipts (Brazos County
Health Facilities Development
Corporation, Revenue (Franciscan
Services Corporation Obligated
Group)) (Liquidity Facility;
Bank of America and LOC;
Bank of America)	0.40	12/7/11	5,000,000	[a,b,c]	5,000,000
Puttable Floating Option Tax
Exempt Receipts (Texas
Transportation Commission,
State Highway Fund First Tier
Revenue) (Liquidity Facility;
Bank of America)	0.20	12/7/11	6,000,000	[a,b,c]	6,000,000

The Fund 15

STATEMENT OF INVESTMENTS (continued)

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Texas (continued)
RBC Municipal Products Inc. Trust
(Houston, Combined Utility
System First Lien Revenue,
Refunding) (Liquidity
Facility; Royal Bank of Canada
and LOC; Royal Bank of Canada)	0.14	12/7/11	21,000,000	[a,b,c]	21,000,000
Tarrant County Cultural Education
Facilities Finance
Corporation, Revenue (Texas
Health Resources System)
(Liquidity Facility; JPMorgan
Chase Bank)	0.11	12/1/11	2,000,000	[a]	2,000,000
Texas,
CP	0.20	2/22/12	4,000,000		4,000,000
Texas Department of Housing and
Community Affairs, Multifamily
Housing Mortgage Revenue,
Refunding (Red Hills Villas)
(Liquidity Facility; FNMA and
LOC; FNMA)	0.22	12/7/11	4,815,000	[a]	4,815,000
Texas Department of Housing and
Community Affairs, SFMR	0.15	12/7/11	30,295,000	[a]	30,295,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan
Chase Bank)	0.22	1/17/12	7,000,000		7,000,000
Texas Municipal Power Agency,
Revenue, CP (LOC: Bank of
America and JPMorgan
Chase Bank)	0.22	1/18/12	9,000,000		9,000,000
Utah—1.8%
Salt Lake County,
GO Notes, TRAN	2.50	12/29/11	13,000,000		13,023,563

Short-Term	Coupon	Maturity	Principal
Investments (continued)	Rate (%)	Date	Amount ($)		Value ($)
Virginia—2.7%
Caroline County Industrial
Development Authority, EDR
(Meadow Event Park) (LOC;
AgFirst Farm Credit Bank)	0.19	12/7/11	350,000	[a]	350,000
Richmond,
CP (Liquidity Facility;
Bank of America)	0.20	1/18/12	15,000,000		15,000,000
Virginia Commonwealth University
Health System Authority,
General Revenue (LOC;
Wells Fargo Bank)	0.12	12/1/11	4,000,000	[a]	4,000,000
West Virginia—.4%
Ritchie County,
IDR (Simonton Building
Products, Inc.)
(LOC; PNC Bank NA)	0.18	12/7/11	2,800,000	[a]	2,800,000

Total Investments (cost $712,998,084)			100.7%		712,998,084
Liabilities, Less Cash and Receivables			(.7%)		(5,201,665)
Net Assets			100.0%		707,796,419

a Variable rate demand note—rate shown is the interest rate in effect at November 30, 2011. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At November 30, 2011, these securities amounted to $61,930,000 or 8.7% of net assets.
c The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security.The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

The Fund 17

STATEMENT OF INVESTMENTS (continued)

Summary of Abbreviations

ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond	ARRN	Adjustable Rate Receipt Notes
Assurance Corporation
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance
Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage	FNMA	Federal National
	Corporation		Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National	GO	General Obligation
Mortgage Association
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)

Fitch		or	Moody’s	or	Standard & Poor’s	Value (%)†
F1	+,F1		VMIG1,MIG1,P1		SP1+,SP1,A1+,A1	88.4
AAA,AA,Ad			Aaa,Aa,Ad		AAA,AA,Ad	6.9
Not Rated[e]			Not Rated[e]		Not Rated[e]	4.7
						100.0

† Based on total investments.
d Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.
e Securities which, while not rated by Fitch, Moody’s and Standard & Poor’s, have been determined by the Manager to be of comparable quality to those rated securities in which the fund may invest.

See notes to financial statements.

The Fund 19

STATEMENT OF ASSETS AND LIABILITIES

November 30, 2011

	Cost	Value
Assets ($):
Investments in securities—See Statement of Investments	712,998,084	712,998,084
Cash		1,286,859
Interest receivable		600,002
Prepaid expenses		35,513
		714,920,458
Liabilities ($):
Due to The Dreyfus Corporation and affiliates—Note 2(c)		113,374
Payable for investment securities purchased		6,800,000
Payable for shares of Common Stock redeemed		145,679
Accrued expenses		64,986
		7,124,039
Net Assets ($)		707,796,419
Composition of Net Assets ($):
Paid-in capital		707,799,487
Accumulated net realized gain (loss) on investments		(3,068)
Net Assets ($)		707,796,419

Net Asset Value Per Share
	Class A	Class B
Net Assets ($)	56,849,998	650,946,421
Shares Outstanding	56,872,161	651,211,386
Net Asset Value Per Share ($)	1.00	1.00

See notes to financial statements.

STATEMENT OF OPERATIONS
Year Ended November 30, 2011

Investment Income ($):
Interest Income	1,836,944
Expenses:
Management fee—Note 2(a)	3,440,166
Shareholder servicing costs—Notes 1 and 2(c)	1,939,930
Distribution and prospectus fees—Note 2(b)	1,258,664
Registration fees	82,160
Professional fees	78,217
Custodian fees—Note 2(c)	55,381
Directors’ fees and expenses—Note 2(d)	32,686
Prospectus and shareholders’ reports	15,811
Miscellaneous	34,902
Total Expenses	6,937,917
Less—expense reimbursement from The Dreyfus
Corporation due to undertaking—Note 2(a)	(5,101,138)
Less—reduction in fees due to earnings credits—Note 2(c)	(76)
Net Expenses	1,836,703
Investment Income—Net, representing net increase
in net assets resulting from operations	241

See notes to financial statements.

The Fund 21

STATEMENT OF CHANGES IN NET ASSETS

	Year Ended November 30,
	2011	2010
Operations ($):
Investment income—net	241	497
Net realized gain (loss) on investments	—	(3,068)
Net Increase (Decrease) in Net Assets
Resulting from Operations	241	(2,571)
Dividends to Shareholders from ($):
Investment income—net:
Class A Shares	(14)	(910)
Class B Shares	(227)	(6,416)
Total Dividends	(241)	(7,326)
Capital Stock Transactions ($1.00 per share):
Net proceeds from shares sold:
Class A Shares	163,663,892	195,901,634
Class B Shares	1,380,199,126	1,309,577,014
Dividends reinvested:
Class A Shares	14	905
Class B Shares	224	6,383
Cost of shares redeemed:
Class A Shares	(170,861,489)	(270,332,877)
Class B Shares	(1,343,707,836)	(1,356,832,743)
Increase (Decrease) in Net Assets
from Capital Stock Transactions	29,293,931	(121,679,684)
Total Increase (Decrease) in Net Assets	29,293,931	(121,689,581)
Net Assets ($):
Beginning of Period	678,502,488	800,192,069
End of Period	707,796,419	678,502,488

See notes to financial statements.

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions.These figures have been derived from the fund’s financial statements.

			Year Ended November 30,
Class A Shares	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.004	.022	.031
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.004)	(.022)	(.031)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.37	2.22	3.13
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	.63		.61		.62	.59	.62
Ratio of net expenses
to average net assets	.27		.37		.59	.58	.62
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.37	2.12	3.09
Net Assets, end of period ($ x 1,000)	56,850		64,035		138,454	151,633	100,344

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

The Fund 23

FINANCIAL HIGHLIGHTS (continued)

			Year Ended November 30,
Class B Shares	2011		2010		2009	2008	2007
Per Share Data ($):
Net asset value, beginning of period	1.00		1.00		1.00	1.00	1.00
Investment Operations:
Investment income—net	.000	[a]	.000	[a]	.001	.018	.027
Distributions:
Dividends from investment income—net	(.000)[a]		(.000)[a]		(.001)	(.018)	(.027)
Net asset value, end of period	1.00		1.00		1.00	1.00	1.00
Total Return (%)	.00	[b]	.00	[b]	.07	1.80	2.76
Ratios/Supplemental Data (%):
Ratio of total expenses
to average net assets	1.05		1.05		1.08	1.05	1.05
Ratio of net expenses
to average net assets	.27		.37		.90	.99	1.00
Ratio of net investment income
to average net assets	.00	[b]	.00	[b]	.08	1.77	2.72
Net Assets, end of period ($ x 1,000)	650,946		614,467		661,738	773,940	792,283

a Amount represents less than $.001 per share.
b Amount represents less than .01%.

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

NOTE 1—Significant Accounting Policies:

General Municipal Money Market Fund (the “fund”) is the sole diversified series of General Municipal Money Market Funds, Inc. (the “Company”), which is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company. The fund’s investment objective is to maximize current income exempt from federal personal income taxes, to the extent consistent with the preservation of capital and the maintenance of liquidity.The Dreyfus Corporation (the “Manager” or “Dreyfus”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser.

MBSC Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Manager, is the distributor of the fund’s shares. The fund is authorized to issue 20.5 billion shares of $.001 par value Common Stock.The fund is currently authorized to issue two classes of shares: Class A (15 billion shares authorized) and Class B (5.5 billion shares authorized). Class A and Class B shares are identical except for the services offered to and the expenses borne by each class, the allocation of certain transfer agency costs and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A and Class B shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2011, sub-accounting service fees amounted to $312,114 for Class B shares and are included in Shareholder servicing costs in the Statement of Operations. Income,

The Fund 25

NOTES TO FINANCIAL STATEMENTS (continued)

expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation, and dividend and distribution policies to enable it to do so.There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions.Actual results could differ from those estimates.

The Company enters into contracts that contain a variety of indemnifications.The fund’s maximum exposure under these arrangements is unknown.The fund does not anticipate recognizing any loss related to these arrangements.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value.This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements.These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected within Level 2 of the fair value hierarchy.

The following is a summary of the inputs used as of November 30, 2011 in valuing the fund’s investments:

Short-Term
Valuation Inputs	Investments ($)†
Level 1—Unadjusted Quoted Prices	—
Level 2—Other Significant Observable Inputs	712,998,084
Level 3—Significant Unobservable Inputs	—
Total	712,998,084

† See Statement of Investments for additional detailed categorizations.

The Fund 27

NOTES TO FINANCIAL STATEMENTS (continued)

In May 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common FairValue Measurement and Disclosure Requirements in GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements.The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for accretion of discount and amortization of premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).To the extent that net realized capital gains can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gains.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

As of and during the period ended November 30, 2011, the fund did not have any liabilities for any uncertain tax positions.The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations. During the period, the fund did not incur any interest or penalties.

Each of the tax years in the four-year period ended November 30, 2011 remains subject to examination by the Internal Revenue Service and state taxing authorities.

At November 30, 2011, the components of accumulated earnings on a tax basis were substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $3,068 is available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2011. If not applied, the carryover expires in fiscal 2018.

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the “2010 Act”), the fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 (“post-enactment losses”) for an unlimited period. However, the 2010 Act requires post-enactment losses to be utilized before the utilization of losses incurred in taxable years prior to the effective date of the 2010 Act. As a result of this ordering rule, capital loss carryovers related to taxable years beginning prior to the effective date of the 2010 Act may be more likely to expire unused.

The Fund 29

NOTES TO FINANCIAL STATEMENTS (continued)

The tax character of distributions paid to shareholders during the fiscal periods ended November 30, 2011 and November 30, 2010 were as follows: tax exempt income $241 and $497 and long-term capital gains $0 and $6,829, respectively.

At November 30, 2011, the cost of investments for federal income tax purposes was substantially the same as for financial reporting purposes (see the Statement of Investments).

NOTE 2—Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement (“Agreement”) with the Manager, the management fee is computed at the annual rate of .50% of the value of the fund’s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1 / 2 % of the value of the fund’s average daily net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear, such excess expense. During the period ended November 30, 2011, there was no expense reimbursement pursuant to the Agreement.

The Manager has undertaken to waive receipt of the management fee and/or reimburse operating expenses in order to facilitate a daily yield at or above a certain level which may change from time to time.This undertaking is voluntary and not contractual, and may be terminated at any time.The expense reimbursement, pursuant to the undertaking, amounted to $227,264 for Class A and $4,873,874 for Class B shares during the period ended November 30, 2011.

(b) Under the Distribution Plan with respect to Class B (“Distribution Plan”), adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund the greater of $100,000 or .005% of the average daily net assets of Class B shares. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing their shares at an annual rate not to exceed .20% of the value of the average daily net assets of Class B shares. During the period ended November 30, 2011, Class B shares were charged $1,258,664, pursuant to the Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A (“Class A Shareholder Services Plan”), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25% of the value of the average daily net assets of Class A shares for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended November 30, 2011, Class A shares were charged $31,667 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B (“Class B Shareholder Services Plan”), Class B shares pay the Distributor at an annual rate of .25% of the value of the average daily net assets of Class B shares for servicing shareholder accounts.The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts.The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents. During the period ended November 30, 2011, Class B shares were charged $1,560,568 pursuant to the Class B Shareholder Services Plan.

The Fund 31

NOTES TO FINANCIAL STATEMENTS (continued)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended November 30, 2011, the fund was charged $21,507 pursuant to the transfer agency agreement, which is included in Shareholder servicing costs in the Statement of Operations.

The fund has arrangements with the custodian and cash management bank whereby the fund may receive earnings credits when positive cash balances are maintained, which are used to offset custody and cash management fees. For financial reporting purposes, the fund includes net earnings credits as an expense offset in the Statement of Operations.

The fund compensates The Bank of NewYork Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, under a cash management agreement for performing cash management services related to fund subscriptions and redemptions. During the period ended November 30, 2011, the fund was charged $2,043 pursuant to the cash management agreement, which is included in Shareholder servicing costs in the Statement of Operations.These fees were partially offset by earnings credits of $76.

The fund also compensates The Bank of New York Mellon under a custody agreement for providing custodial services for the fund. During the period ended November 30, 2011, the fund was charged $55,381 pursuant to the custody agreement.

During the period ended November 30, 2011, the fund was charged $6,356 for services performed by the Chief Compliance Officer.

The components of “Due to The Dreyfus Corporation and affiliates” in the Statement of Assets and Liabilities consist of: management fees $296,366, Rule 12b-1 distribution plan fees $108,811, shareholder services plan fees $163,216, custodian fees $19,942, chief compliance officer fees $4,743 and transfer agency per account fees $4,861, which are offset against an expense reimbursement currently in effect in the amount of $484,565.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex. Annual retainer fees and attendance fees are allocated to each fund based on net assets.

NOTE 3—Securities Transactions:

The fund is permitted to purchase or sell securities from or to certain affiliated funds under specified conditions outlined in procedures adopted by the Board of Directors.The procedures have been designed to ensure that any purchase or sale of securities by the fund from or to another fund or portfolio that are, or could be, considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Directors and/or common officers, complies with Rule 17a-7 of the Act. During the period ended November 30, 2011, the fund engaged in purchases and sales of securities pursuant to Rule 17a-7 of the Act amounting to $625,205,000 and $478,465,000, respectively.

The Fund 33

REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

Shareholders and Board of Directors General Municipal Money Market Fund

We have audited the accompanying statement of assets and liabilities, including the statement of investments, of General Municipal Money Market Fund (the sole series comprising General Municipal Money Market Funds, Inc.) as of November 30, 2011, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the years indicated therein. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of November 30, 2011 by correspondence with the custodian and others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of General Municipal Money Market Fund at November 30, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated years, in conformity with U.S. generally accepted accounting principles.

New York, New York
January 27, 2012

IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended November 30, 2011 as “exempt-interest dividends” (not generally subject to regular federal income tax).Where required by federal tax law rules, shareholders will receive notification of their portion of the fund’s exempt-interest dividends paid for the 2011 calendar year on Form 1099-INT, which will be mailed in early 2012.

The Fund 35

INFORMATION ABOUT THE RENEWAL OF THE
FUND’S MANAGEMENT AGREEMENT (Unaudited)

At a meeting of the fund’s Board of Directors held on July 26, 2011, the Board considered the renewal of the fund’s Management Agreement pursuant to which Dreyfus provides the fund with investment advisory and administrative services (the “Agreement”). The Board members, none of whom are “interested persons” (as defined in the Investment Company Act of 1940, as amended) of the fund, were assisted in their review by independent legal counsel and met with counsel in executive session separate from representatives of Dreyfus. In considering the renewal of the Agreement, the Board considered all factors that it believed to be relevant, including those discussed below.The Board did not identify any one factor as dispositive, and each Board member may have attributed different weights to the factors considered.

Analysis of Nature, Extent, and Quality of Services Provided to the Fund.The Board members considered information previously provided to them in presentations from representatives of Dreyfus regarding the nature, extent, and quality of the services provided to funds in the Dreyfus fund complex, and representatives of Dreyfus confirmed that there had been no material changes in this information. Dreyfus provided the number of open accounts in the fund, the fund’s asset size and the allocation of fund assets among distribution channels. Dreyfus also had previously provided information regarding the diverse intermediary relationships and distribution channels of funds in the Dreyfus fund complex and Dreyfus’ corresponding need for broad, deep, and diverse resources to be able to provide ongoing shareholder services to each distribution channel, including the distribution channel(s) for the fund.

The Board members also considered research support available to, and portfolio management capabilities of, the fund’s portfolio management personnel and that Dreyfus also provides oversight of day-to-day fund operations, including fund accounting and administration and assistance in meeting legal and regulatory requirements.The Board members also considered Dreyfus’ extensive administrative, accounting, and compliance infrastructures.

Comparative Analysis of the Fund’s Performance and Management Fee and Expense Ratio. The Board members reviewed reports prepared by Lipper, Inc. (“Lipper”), an independent provider of investment company data, which included information comparing (1) the fund’s performance with the performance of a group of comparable funds (the “Performance Group”) and with a broader group of funds (the “Performance Universe”), all for various periods ended June 30, 2011, and (2) the fund’s actual and contractual management fees and total expenses with those of a group of comparable funds (the “Expense Group”) and with a broader group of funds (the “Expense Universe”), the information for which was derived in part from fund financial statements available to Lipper as of June 30, 2011. Dreyfus previously had furnished the Board with a description of the methodology Lipper used to select the Performance Group and Performance Universe and the Expense Group and Expense Universe.

Dreyfus representatives stated that the usefulness of performance comparisons may be affected by a number of factors, including different investment limitations that may be applicable to the fund and comparison funds.The Board members discussed the results of the comparisons and noted that the fund’s total return performance was at or above the Performance Group and Performance Universe medians for the various periods, except for the one-year period when the fund’s performance was below the medians.

The Board members also reviewed the range of actual and contractual management fees and total expenses of the Expense Group and Expense Universe funds and discussed the results of the comparisons.They noted that the fund’s contractual management fee was above the Expense Group median and the fund’s actual management fee and total expense ratio were above the Expense Group and Expense Universe medians.

The Board also considered the current fee waiver and expense reimbursement arrangement undertaken by Dreyfus.

Representatives of Dreyfus reviewed with the Board members the management or investment advisory fees paid by funds advised or administered by Dreyfus that are in the same Lipper category as the fund (the “Similar Clients”), and explained the nature of the Similar Clients.They discussed differences in fees paid and the relationship of

The Fund 37

INFORMATION ABOUT THE RENEWAL OF THE FUND’S
MANAGEMENT AGREEMENT (Unaudited) (continued)

the fees paid in light of any differences in the services provided and other relevant factors.The Board members considered the relevance of the fee information provided for the Similar Clients to evaluate the appropriateness and reasonableness of the fund’s management fee.

Analysis of Profitability and Economies of Scale. Dreyfus’ representatives reviewed the expenses allocated and profit received by Dreyfus and the resulting profitability percentage for managing the fund, and the method used to determine the expenses and profit. The Board concluded that the profitability results were not unreasonable, given the services rendered and service levels provided by Dreyfus.The Board also noted the expense limitation arrangement and its effect on Dreyfus’ profitability. The Board previously had been provided with information prepared by an independent consulting firm regarding Dreyfus’ approach to allocating costs to, and determining the profitability of, individual funds and the entire Dreyfus fund complex.The consulting firm also had analyzed where any economies of scale might emerge in connection with the management of a fund.

The Board’s counsel stated that the Board members should consider the profitability analysis (1) as part of their evaluation of whether the fees under the Agreement bear a reasonable relationship to the mix of services provided by Dreyfus, including the nature, extent and quality of such services, and (2) in light of the relevant circumstances for the fund and the extent to which economies of scale would be realized if the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders. Dreyfus representatives noted that a discussion of economies of scale is predicated on a fund having achieved a substantial size with increasing assets and that, if a fund’s assets had been stable or decreasing, the possibility that Dreyfus may have realized any economies of scale would be less.They also noted that, as a result of shared and allocated costs among funds in the Dreyfus fund complex, the extent of economies of scale could depend substantially on the level of assets in the complex as a whole, so that increases and decreases in complex-wide assets can affect potential economies of scale in a manner that is disproportionate to, or even in the opposite direction from, changes in the fund’s asset level.The Board members also considered potential benefits to Dreyfus from acting as investment adviser and noted that there were no soft dollar arrangements in effect for trading the fund’s investments.

At the conclusion of these discussions, the Board agreed that it had been furnished with sufficient information to make an informed business decision with respect to the renewal of the Agreement. Based on the discussions and considerations as described above, the Board concluded and determined as follows.

  The Board concluded that the nature, extent and quality of the services provided by Dreyfus are adequate and appropriate.

  The Board was satisfied with the fund’s relative performance.

  The Board concluded that the fee paid to Dreyfus was reasonable in light of the considerations described above.

  The Board determined that the economies of scale which may accrue to Dreyfus and its affiliates in connection with the management of the fund had been adequately considered by Dreyfus in connection with the fee rate charged to the fund pursuant to the Agreement and that, to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the fund.

The Board members considered these conclusions and determinations, along with information received on a routine and regular basis throughout the year. In addition, it should be noted that the Board’s consideration of the contractual fee arrangements for this fund had the benefit of a number of years of reviews of prior or similar agreements during which lengthy discussions took place between the Board members and Dreyfus representatives. Certain aspects of the arrangements may receive greater scrutiny in some years than in others, and the Board members’ conclusions may be based, in part, on their consideration of the same or similar arrangements in prior years. The Board members determined that renewal of the Agreement was in the best interests of the fund and its shareholders.

The Fund 39

BOARD MEMBERS INFORMATION (Unaudited)

The Fund 41

OFFICERS OF THE FUND (Unaudited)

The Fund 43

NOTES

For More Information

Telephone 1-800-DREYFUS

Mail The Dreyfus Family of Funds, 144 Glenn Curtiss Boulevard, Uniondale, NY 11556-0144 E-mail Send your request to info@dreyfus.com Internet Information can be viewed online or downloaded at: http://www.dreyfus.com

The fund will disclose daily, on www.dreyfus.com, the fund’s complete schedule of holdings as of the end of the previous business day.  The schedule of holdings will remain on the website until the fund files its Form N-Q or Form N-CSR for the period that includes the date of the posted holdings.

The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information regarding how the fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available on the SEC’s website at http://www.sec.gov and without charge, upon request, by calling 1-800-DREYFUS.

© 2012 MBSC Securities Corporation

Item 2.                        Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  There have been no amendments to, or waivers in connection with, the Code of Ethics during the period covered by this Report.

Item 3.                        Audit Committee Financial Expert.

The Registrant's Board has determined that Joseph S. DiMartino, a member of the Audit Committee of the Board, is an audit committee financial expert as defined by the Securities and Exchange Commission (the "SEC").   Mr. DiMartino is "independent" as defined by the SEC for purposes of audit committee financial expert determinations.

Item 4.                        Principal Accountant Fees and Services.

(a)  Audit Fees.  The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $    38,957 in 2010 and $30,312 in 2011.

(b)  Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the audit of the Registrant's financial statements and are not reported under paragraph (a) of this Item 4 were $5,382 in 2010 and $6,000 in 2011. These services consisted of one or more of the following: (i) agreed upon procedures related to compliance with Internal Revenue Code section 817(h), (ii) security counts required by Rule 17f-2 under the Investment Company Act of 1940, as amended, (iii) advisory services as to the accounting or disclosure treatment of Registrant transactions or events and (iv) advisory services to the accounting or disclosure treatment of the actual or potential impact to the Registrant of final or proposed rules, standards or interpretations by the Securities and Exchange Commission, the Financial Accounting Standards Boards or other regulatory or standard-setting bodies.

The aggregate fees billed in the Reporting Periods for non-audit assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-investment adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliate, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(c)  Tax Fees.  The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice, and tax planning ("Tax Services") were $3,496 in 2010 and $2,460 in 2011. These services consisted of: (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments; and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.  The aggregate fees billed in the Reporting Periods for Tax Services by the Auditor to Service Affiliates, which required pre-approval by the Audit Committee were $0 in 2010 and $0 in 2011.

(d)  All Other Fees.  The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) of this Item, were $239 in 2010 and $201 in 2011.  These services consisted of a review of the Registrant's anti-money laundering program.

The aggregate fees billed in the Reporting Periods for Non-Audit Services by the Auditor to Service Affiliates, other than the services reported in paragraphs (b) through (c) of this Item, which required pre-approval by the Audit Committee, were  $0 in 2010 and $0 in 2011.

(e)(1) Audit Committee Pre-Approval Policies and Procedures. The Registrant's Audit Committee has established policies and procedures (the "Policy") for pre-approval (within specified fee limits) of the Auditor's engagements for non-audit services to the Registrant and Service Affiliates without specific case-by-case consideration. The pre-approved services in the Policy can include pre-approved audit services, pre-approved audit-related services, pre-approved tax services and pre-approved all other services.  Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence.  Pre-approvals pursuant to the Policy are considered annually.

(e)(2) Note: None of the services described in paragraphs (b) through (d) of this Item 4 were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) None of the hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal account's full-time, permanent employees.

Non-Audit Fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the Reporting Periods were $33,851,490 in 2010 and $17,593,159 in 2011.

Auditor Independence. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor's independence.

Item 5.                        Audit Committee of Listed Registrants.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 6.                        Investments.

(a)                    Not applicable.

Item 7.            Disclosure of Proxy Voting Policies and Procedures for Closed-End Management            Investment Companies.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 8.                        Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.  [CLOSED-END FUNDS ONLY, beginning with reports for periods ended on and after December 31, 2005]

Item 9.                        Purchases of Equity Securities by Closed-End Management Investment Companies and             Affiliated Purchasers.

                        Not applicable.  [CLOSED-END FUNDS ONLY]

Item 10.          Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures applicable to Item 10.

Item 11.          Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.          Exhibits.

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)   Not applicable.

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Municipal Money Market Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak, President
Date:	January 17, 2012

By: /s/ James Windels
James Windels, Treasurer
Date:	January 17, 2012

EXHIBIT INDEX

(a)(1)   Code of ethics referred to in Item 2.

(a)(2)   Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)

(b)        Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.  (EX-99.906CERT)